Marketing Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Marketing Expenses [Line Items]
Marketing expenses	$ 1,628	$ 506	$ 0
Marketing expense
Schedule Of Marketing Expenses [Line Items]
Salaries, wages and related expenses	494	255	0
Share-based payment	570	139	0
PR, advertisement and professional services	507	91	0
Maintenance, office and software fees	22	13	0
Depreciation and amortization	17	3	0
Others	$ 18	$ 5	$ 0